Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2016	2017
	RMB	RMB	US$
At cost:
Electronic equipment	234,360	301,783	46,383
Office equipment	1,024	1,361	209
Motor vehicles	3,418	2,855	439
Software	26,480	34,310	5,273
Leasehold improvements	42,364	40,408	6,211

	307,646	380,717	58,515
Less: Accumulated depreciation	(173,072)	(250,395)	(38,485)

	134,574	130,322	20,030